Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
14.
INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. It also has subsidiaries mainly in Hong Kong, Singapore and Japan.

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands BVI withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5% on the estimated assessable profit. For the year ended December 31, 2021, 2022 and 2023, the first HK$2 million of profits earned by one of the Company’s subsidiaries incorporated in Hong Kong is taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax rate of 17%.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of Japanese Yen (“JPY”) 100 million and was subject to a national corporate income tax rate of 23.2% as of the years ended 31, 2021 and 2022. In 2023, Kingsoft Japan reduced its paid-in capital to 90 million Japanese Yen, and is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million as of the year ended 31, 2023. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

As qualified High New Technology Enterprise (“HNTE”), Beijing Security was entitled to the preferential income tax rate of 15% from 2020 to 2021. Beijing Kingsoft Cheetah Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2022 to 2024. Beijing OrionStar Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2021 to 2023. Zhuhai Baoqu Technology Co., Ltd. are entitled to the preferential income tax rate of 15% from 2023 to 2025.

In accordance with the requirements of Cai Shui [2022] No. 19 and State Administration of Taxation Hengqin-Guangdong-Macao In-Depth Cooperation Zone Taxation Bureau Announcement [2023] No. 1, enterprises of qualified industries that met the operational substantive requirements located in Hengqin-Guangdong-Macao In-Depth Cooperation Zone, are subject to a tax rate of 15%. Zhuhai Baohaowan Technology Co., Ltd. is entitled to the preferential income tax rate of 15% as it is qualified with the mentioned requirements.

Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise is entitled to a tax holiday of 50% EIT exemption in 2021 and 2022.

Without the tax holidays and preferential tax, the Group’s income tax expenses would have decreased by RMB44,909, RMB2,232 and RMB3,457 (US$487) for the years ended December 31, 2021, 2022 and 2023, respectively. The impacts of the tax holidays and preferential tax rates were a decrease in the loss per share of RMB0.0314, RMB0.0015 and RMB0.0023 (US$0.0003), for the year ended December 31, 2021, 2022 and 2023, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

Loss before income taxes consists of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(490,025)	(261,306)	(251,578)	(35,434)
Non-PRC	150,454	(284,474)	(386,072)	(54,376)
Total	(339,571)	(545,780)	(637,650)	(89,810)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses (benefits)	12,713	(12,208)	850	120
Deferred income tax (benefits) expenses	920	(12,881)	(44,631)	(6,286)
Income tax expenses (benefits)	13,633	(25,089)	(43,781)	(6,166)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(339,571)	(545,780)	(637,650)	(89,810)
Income tax benefits computed at the PRC statutory tax rate of 25%	(84,894)	(136,445)	(159,413)	(22,453)
Effect of different tax rates in different jurisdictions	(16,764)	49,280	84,086	11,843
Effect of tax holiday and preferential tax rates	44,909	4,908	2,981	420
Research and development super-deduction	(12,660)	(9,361)	(8,749)	(1,232)
Non-taxable income(i)	(25,713)	(2,809)	(5,488)	(773)
Non-deductible expenses(ii)	8,614	1,783	21,538	3,034
Effect of change in tax rate	(12,327)	(106,824)	3,080	434
Outside basis difference on investment	63	(3,800)	(33,413)	(4,706)
Changes in uncertain tax position	(9,453)	(11,903)	(4,183)	(589)
Withholding tax and others	27,977	(4,345)	22,683	3,194
Changes in valuation allowance	93,881	194,427	33,097	4,662
Income tax expenses (benefits)	13,633	(25,089)	(43,781)	(6,166)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	411,544	708,815	99,835
Equity investment loss	157,319	185,553	26,135
Allowance for credit losses	36,089	35,983	5,068
Intangible assets and accrued expenses	8,687	7,906	1,114
Share-based compensation	263	235	33
Others	33,129	42,474	5,981
Valuation allowance	(617,264)	(786,853)	(110,826)
Deferred tax assets	29,767	194,113	27,340
Deferred tax liabilities:
Outside basis difference on investment	55,770	23,403	3,296
Equity method investment and unrealized gains	1,813	1,112	157
Right-of-use asset and others	8,617	4,498	633
Intangible assets acquired from business acquisition	-	31,137	4,386
Deferred tax liabilities	66,200	60,150	8,472

	As of December 31,
	2023
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	188,503	26,550
Deferred tax liabilities	54,540	7,682

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2022, and 2023, the Group’s total deferred tax assets before valuation allowances were RMB647,031 and RMB980,966 (US$138,166), respectively. As of December 31, 2022 and 2023, the Group recorded valuation allowances of RMB617,264 and RMB786,853 (US$110,826), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2022	2023
	RMB	RMB	US$
Balance at January 1	(422,837)	(617,264)	(86,940)
Additions(1)	(205,800)	(215,340)	(30,330)
Decreases	11,373	45,751	6,444
Balance at December 31	(617,264)	(786,853)	(110,826)

(1) RMB 136,492 (US$19,224) of which was from the business combination as set out in Note3.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB795,098 and RMB 821,259 (US$115,672) on December 31, 2022 and 2023, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB39,755 to RMB79,510 and RMB41,063 (US$5,784) to RMB82,126 (US$11,567) as of December 31, 2022 and 2023, respectively.

As of December 31, 2023, the Group had taxable losses of approximately RMB4,016,753 (US$565,748) primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss RMB3,686,876 (US$519,286) will expire from 2024 to 2033 and Hong Kong, Singapore and others taxable loss RMB329,877 (US$46,463) can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2022 and 2023, the Group had unrecognized tax benefits of RMB172,557 and RMB168,416 (US$23,721), of which RMB17,745 and RMB14,516 (US$2,045), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB154,812 and RMB153,900 (US$21,676), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2022 and 2023 were primarily related to the tax-deduction of share-based compensation expenses and disposal of long-term investments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2022, and 2023, there were RMB154,812 and RMB153,900 (US$21,676) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2022	2023
	RMB	RMB	US$
Balance at January 1	177,526	172,557	24,304
Additions based on tax positions related to current year	588	3,086	435
Reversal based on tax positions related to prior years	(17,643)	(9,651)	(1,359)
Foreign exchange translation adjustments	12,086	2,424	341
Balance at December 31	172,557	168,416	23,721

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of December 31,2022 and 2023, the Group had accrued interest of RMB6,856 and RMB6,009 (US$846) respectively. For the year ended December 31, 2021, 2022 and 2023, the Group reversed RMB1,449, RMB3,760, and RMB847 (US$119) in interest, respectively. The Group did not record any penalties related to unrecognized tax benefits.

As of December 31, 2023, the tax years ended December 31, 2018 through 2023 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2019 through 2023 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2017 through 2023 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.